Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 4,244	$ 3,673
Increases related to prior year tax positions	33	951
Increases related to current year tax positions	174	27
Settlements		(407)
Lapse of statutes	(180)
Ending balance	$ 4,271	$ 4,244